ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Reserves (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current income required to be appropriate to legal reserve (as a percent)	5.00%
Required legal reserve, as percent to capital stock and capital adjustment	20.00%
Current year net income post previous years' adjustments to legal reserve (as a percent)	20.00%
Equity	$ 92,346,033	$ 100,416,698	$ 104,906,281	$ 93,808,632
Argentine Central Bank [member]
Equity	92,840,716
Cost of treasury shares
Equity	(123,776)
Cost of treasury shares | Argentine Central Bank [member]
Equity	(1,383,270)
Other reserves.
Equity	5,164,440	$ 7,993,828		$ 41,310,811
Other reserves. | Argentine Central Bank [member]
Equity	$ 5,164,443